Fair Value Measurements and Marketable Securities (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis
The following tables present the Company’s fair value hierarchy for its assets and liabilities, which are measured at fair value on a recurring basis (in thousands):
	Fair Value Measurements at June 30, 2022:
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market funds	$11,506	$—	$—	$11,506
Marketable securities:
Commercial paper	—	—	—	—
	$11,506	$—	$—	$11,506
	Fair Value Measurements at December 31, 2021:
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market funds	$34,136	$—	$—	$34,136
Marketable securities:
Commercial paper	—	1,399	—	1,399
	$34,136	$1,399	$—	$35,535

The following tables present the Company’s fair value hierarchy for its assets and liabilities, which are measured at fair value on a recurring basis (in thousands):
	Fair Value Measurements at December 31, 2021 Using:
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market funds	$34,136	$—	$—	$34,136
Marketable securities:
Commercial paper	—	1,399	—	1,399
	$34,136	$1,399	$—	$35,535
	Fair Value Measurements at December 31, 2020 Using:
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market funds	$77,129	$—	$—	$77,129
Commercial paper	—	1,800	—	1,800
Marketable securities:
Commercial paper	—	4,498	—	4,498
	$77,129	$6,298	$—	$83,427

Summary of Marketable Securities
Marketable securities by security type consisted of the following (in thousands):
	December 31, 2021
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Commercial paper	$1,399	$—	$—	$1,399
	$1,399	$—	$—	$1,399
	December 31, 2020
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Commercial paper	$4,498	$—	$—	$4,498
	$4,498	$—	$—	$4,498

Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Summary of Fair Value of Warrant Liability
The following table provides a roll-forward of the aggregate fair values of the Company’s preferred units warrant liability, for which fair value was determined by Level 3 inputs (in thousands):
Preferred Unit Warrant Liability
Fair value at December 31, 2019	$261
Change in fair value	(72)
Reclassification of warrant liability to permanent equity	(189)
Fair value at December 31, 2020	$—